Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 11, 2024
Entity Registrant Name	dei_EntityRegistrantName	TIDAL TRUST II
Entity Central Index Key	dei_EntityCentralIndexKey	0001924868
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 11, 2024
Document Effective Date	dei_DocumentEffectiveDate	Sep. 26, 2024
Prospectus Date	rr_ProspectusDate	Sep. 15, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement to the Prospectus and Statement of Additional Information (“SAI”),

each dated September 15, 2023,

and each Fund’s Summary Prospectus

(each, as previously supplemented)

Effective September 26, 2024, each Fund’s name will be revised as set forth in the following table:

Current Fund Name	New Fund Name
Defiance Nasdaq 100 Enhanced Options Income ETF	Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF
Defiance S&P 500 Enhanced Options Income ETF	Defiance S&P 500 Enhanced Options & 0DTE Income ETF
Defiance R2000 Enhanced Options Income ETF	Defiance R2000 Enhanced Options & 0DTE Income ETF

Effective September 26, 2024, the ticker symbol for the Defiance S&P 500 Enhanced Options & 0DTE Income ETF will be changed from JEPY to WDTE.

Effective immediately, each Fund’s principal investment strategy is supplemented to reflect the use of options that expire on the same date (ODTE). In particular,

●	The third sentence of the third paragraph is revised to read as follows: “This opportunity exists until the option’s expiration date, which is typically the next day or the same day (0DTE).”

●	Under the heading “The Fund’s Use of Index Option Contracts,” the fifth sentence of the first paragraph is revised to read as follows: “The expiration dates at the time of purchase for the Fund’s sold puts will range from same day expiration to a week.” In addition, the last sentence of the third paragraph is revised to read as follows: “The Fund would be obligated to cash settle the put option the difference between the strike price and the actual level of the Index, multiplied by the contract multiplier (usually 100 for equity index options).”

●	Under the heading “Fund’s Return Profile vs the Index,” the last paragraph is revised to read as follows:

However, the Fund’s notional exposure will drift during each trading day. The Fund will reallocate its portfolio either during the day’s trading session (intraday) or at the end of each trading day. That is, the Fund will allow each day’s options to expire and then settle them in cash before entering into new put options. At times, the Fund may close out existing options positions and enter into new ones intraday. By settling expiring options in cash either intraday or at the end of the day, the Fund can seek to reduce execution costs and minimize trading drift.

●	Under the heading “Fund Portfolio,” the first row under the last column (titled Expected Target Maturity) related to sold put option contracts is revised to read as follows: “Typically same day (0DTE) or 1 day, but may extend to one-week expiration dates.”

Effective immediately, each Fund’s principal investment strategy is revised to reflect that it will seek to provide weekly distributions. As a result, all references in the prospectus and SAI to monthly distributions are hereby changed to weekly distributions.

Effective immediately, each Fund will seek a minimum daily income of 0.15%. All references in the prospectus to seeking a minimum daily income are revised accordingly.

Please retain this Supplement for future reference.

Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF | Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	QQQY
Defiance R2000 Enhanced Options & 0DTE Income ETF | Defiance R2000 Enhanced Options & 0DTE Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IWMY
Defiance S&P 500 Enhanced Options & 0DTE Income ETF | Defiance S&P 500 Enhanced Options & 0DTE Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WDTE